Capitalization and Equity Structure (Options on Common Stock) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	10,748,459	1,794,782	1,879,375
Stock option granted, weighted average exercise price		$ 0.930	$ 0.792
Expiration period	10 years	10 years
Conversion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	7,586,459
Stock option granted, weighted average exercise price	$ 0.46
Option vesting period	48 months
Expiration period	10 years
Merger, Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	450,000
Stock option granted, weighted average exercise price	$ 1.00
Option vesting period	48 months
Expiration period	10 years
Merger, Directors [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	25.00%
Merger, Directors [Member] | Monthly Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	2.083%
Merger, Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,850,000
Stock option granted, weighted average exercise price	$ 1.00
Option vesting period	48 months
Expiration period	10 years
Merger, Officers [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	25.00%
Merger, Officers [Member] | Monthly Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	2.083%
Post-merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	862,000
Stock option granted, weighted average exercise price	$ 5.99
Option vesting period	48 months
Expiration period	10 years
Post-merger [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	25.00%
Post-merger [Member] | Monthly Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	2.083%